UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 May 18, 2007 to May 25, 2007

 Commission File Number of issuing entity: 333-131374-59

 Bear Stearns Asset Backed Securities Trust 2007-SD3
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-131374

 Bear Stearns Asset Backed Securities I LLC
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 Pending
 (I.R.S. Employer Identification No.)


 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A                                _____    _____    __X___    ____________
  M-1                              _____    _____    __X___    ____________
  M-2                              _____    _____    __X___    ____________
  M-3                              _____    _____    __X___    ____________
  M-4                              _____    _____    __X___    ____________
  M-5                              _____    _____    __X___    ____________
  M-6                              _____    _____    __X___    ____________
  M-7                              _____    _____    __X___    ____________
  M-8                              _____    _____    __X___    ____________
  M-9                              _____    _____    __X___    ____________
  B-IO                             _____    _____    __X___    ____________
  P                                _____    _____    __X___    ____________
  R-1                              _____    _____    __X___    ____________
  R-X                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On May 25, 2007 a distribution was made to holders of Bear Stearns Asset Backed Securities Trust 2007-SD3.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Bear Stearns Asset Backed Securities Trust 2007-SD3, relating to the May 25, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns Asset Backed Securities Trust 2007-SD3
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 (Master Servicer)

 /s/ Kelly Rentz
 Kelly Rentz, Officer

 Date: June 7, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Bear Stearns Asset Backed Securities Trust 2007-SD3, relating to the May 25, 2007 distribution.



 EX-99.1


Bear Stearns Asset Backed Securities
Asset-Backed Certificates



Distribution Date:       5/25/2007


Bear Stearns Asset Backed Securities
Asset-Backed Certificates
Series 2007-SD3


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
           A                   07387LAA9       05/24/2007            5.57000%       417,699,000.00           452,391.22
          M-1                  07387LAB7       05/24/2007            6.07000%        26,295,000.00            31,035.40
          M-2                  07387LAC5       05/24/2007            6.12000%        10,872,000.00            12,937.68
          M-3                  07387LAD3       05/24/2007            6.42000%         6,321,000.00             7,890.72
          M-4                  07387LAE1       05/24/2007            6.57000%         6,068,000.00             7,751.87
          M-5                  07387LAF8       05/24/2007            6.57000%         4,551,000.00             5,813.90
          M-6                  07387LAG6       05/24/2007            6.57000%         5,563,000.00             7,106.73
          M-7                  07387LAH4       05/24/2007            6.57000%         4,046,000.00             5,168.77
          M-8                  07387LAJ0       05/24/2007            6.57000%         5,057,000.00             6,460.32
          M-9                  07387LAK7       05/24/2007            6.57000%         6,068,000.00             7,751.87
          B-IO                 07387LAM3       05/18/2007            0.00000%        13,148,746.57            25,196.64
           P                   07387LAL5       05/18/2007            0.00000%               100.00                 0.00
          R-1                  07387LAN1       05/18/2007            0.00000%                 0.00                 0.00
          R-X                  07387LAP6       05/18/2007            0.00000%                 0.00                 0.00

Totals                                                                              505,688,846.57           569,505.12


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
           A                  1,923,390.91              0.00       415,775,609.09         2,375,782.13              0.00
          M-1                         0.00              0.00        26,295,000.00            31,035.40              0.00
          M-2                         0.00              0.00        10,872,000.00            12,937.68              0.00
          M-3                         0.00              0.00         6,321,000.00             7,890.72              0.00
          M-4                         0.00              0.00         6,068,000.00             7,751.87              0.00
          M-5                         0.00              0.00         4,551,000.00             5,813.90              0.00
          M-6                         0.00              0.00         5,563,000.00             7,106.73              0.00
          M-7                         0.00              0.00         4,046,000.00             5,168.77              0.00
          M-8                         0.00              0.00         5,057,000.00             6,460.32              0.00
          M-9                 2,187,866.43              0.00         3,880,133.57         2,195,618.30              0.00
          B-IO                        0.00              0.00        15,335,773.84            25,196.64              0.00
           P                        100.00              0.00                 0.00               100.00              0.00
          R-1                         0.00              0.00                 0.00                 0.00              0.00
          R-X                         0.00              0.00                 0.00                 0.00              0.00

Totals                        4,111,357.34              0.00       503,764,516.50         4,680,862.46              0.00


As Master Servicer, Wells Fargo Bank, N.A. has independently calculated collateral information based on loan level data received from external parties, which may include the Servicers, Issuer and other parties to the transaction. Wells Fargo Bank, N.A.
expressly disclaims any responsibility for the accuracy or completeness of information furnished to it by those third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
           A                  417,699,000.00      417,699,000.00                 0.00       1,923,390.91              0.00
          M-1                  26,295,000.00       26,295,000.00                 0.00               0.00              0.00
          M-2                  10,872,000.00       10,872,000.00                 0.00               0.00              0.00
          M-3                   6,321,000.00        6,321,000.00                 0.00               0.00              0.00
          M-4                   6,068,000.00        6,068,000.00                 0.00               0.00              0.00
          M-5                   4,551,000.00        4,551,000.00                 0.00               0.00              0.00
          M-6                   5,563,000.00        5,563,000.00                 0.00               0.00              0.00
          M-7                   4,046,000.00        4,046,000.00                 0.00               0.00              0.00
          M-8                   5,057,000.00        5,057,000.00                 0.00               0.00              0.00
          M-9                   6,068,000.00        6,068,000.00                 0.00       2,187,866.43              0.00
          B-IO                 13,148,746.57       13,148,746.57                 0.00               0.00              0.00
           P                          100.00              100.00                 0.00             100.00              0.00
          R-1                           0.00                0.00                 0.00               0.00              0.00
          R-X                           0.00                0.00                 0.00               0.00              0.00

Totals                        505,688,846.57      505,688,846.57                 0.00       4,111,357.34              0.00


                                      Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending             Ending               Total
                                      Loss         Principal          Certificate        Certificate           Principal
                                                   Reduction              Balance         Percentage        Distribution
           A                          0.00      1,923,390.91       415,775,609.09         0.99539527        1,923,390.91
          M-1                         0.00              0.00        26,295,000.00         1.00000000                0.00
          M-2                         0.00              0.00        10,872,000.00         1.00000000                0.00
          M-3                         0.00              0.00         6,321,000.00         1.00000000                0.00
          M-4                         0.00              0.00         6,068,000.00         1.00000000                0.00
          M-5                         0.00              0.00         4,551,000.00         1.00000000                0.00
          M-6                         0.00              0.00         5,563,000.00         1.00000000                0.00
          M-7                         0.00              0.00         4,046,000.00         1.00000000                0.00
          M-8                         0.00              0.00         5,057,000.00         1.00000000                0.00
          M-9                         0.00      2,187,866.43         3,880,133.57         0.63944192        2,187,866.43
          B-IO                        0.00              0.00        15,335,773.84         1.16632972                0.00
           P                          0.00            100.00                 0.00         0.00000000              100.00
          R-1                         0.00              0.00                 0.00         0.00000000                0.00
          R-X                         0.00              0.00                 0.00         0.00000000                0.00

Totals                                0.00      4,111,357.34       503,764,516.50         0.99619464        4,111,357.34



                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
           A                417,699,000.00         1000.00000000             0.00000000            4.60472951         0.00000000
          M-1                26,295,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-2                10,872,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-3                 6,321,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-4                 6,068,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-5                 4,551,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-6                 5,563,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-7                 4,046,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-8                 5,057,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          M-9                 6,068,000.00         1000.00000000             0.00000000          360.55808009         0.00000000
          B-IO               13,148,746.57         1000.00000000             0.00000000            0.00000000         0.00000000
           P                        100.00         1000.00000000             0.00000000         1000.00000000         0.00000000
          R-1                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          R-X                         0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
           A                  0.00000000            4.60472951           995.39527049           0.99539527            4.60472951
          M-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-4                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-5                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-6                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-7                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-8                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          M-9                 0.00000000          360.55808009           639.44191991           0.63944192          360.55808009
          B-IO                0.00000000            0.00000000          1166.32971503           1.16632972            0.00000000
           P                  0.00000000         1000.00000000             0.00000000           0.00000000         1000.00000000
          R-1                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          R-X                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
           A             05/18/07 - 05/24/07     7          5.57000%    417,699,000.00          452,391.22                   0.00
          M-1            05/18/07 - 05/24/07     7          6.07000%     26,295,000.00           31,035.40                   0.00
          M-2            05/18/07 - 05/24/07     7          6.12000%     10,872,000.00           12,937.68                   0.00
          M-3            05/18/07 - 05/24/07     7          6.42000%      6,321,000.00            7,890.72                   0.00
          M-4            05/18/07 - 05/24/07     7          6.57000%      6,068,000.00            7,751.87                   0.00
          M-5            05/18/07 - 05/24/07     7          6.57000%      4,551,000.00            5,813.90                   0.00
          M-6            05/18/07 - 05/24/07     7          6.57000%      5,563,000.00            7,106.73                   0.00
          M-7            05/18/07 - 05/24/07     7          6.57000%      4,046,000.00            5,168.77                   0.00
          M-8            05/18/07 - 05/24/07     7          6.57000%      5,057,000.00            6,460.32                   0.00
          M-9            05/18/07 - 05/24/07     7          6.57000%      6,068,000.00            7,751.87                   0.00
          B-IO                           N/A    N/A         0.00000%     13,148,746.57                0.00                   0.00
           P                             N/A    N/A         0.00000%            100.00                0.00                   0.00
          R-1                            N/A    N/A         0.00000%              0.00                0.00                   0.00
          R-X                            N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                          544,308.48                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
           A                          0.00                0.00         452,391.22                0.00           415,775,609.09
          M-1                         0.00                0.00          31,035.40                0.00            26,295,000.00
          M-2                         0.00                0.00          12,937.68                0.00            10,872,000.00
          M-3                         0.00                0.00           7,890.72                0.00             6,321,000.00
          M-4                         0.00                0.00           7,751.87                0.00             6,068,000.00
          M-5                         0.00                0.00           5,813.90                0.00             4,551,000.00
          M-6                         0.00                0.00           7,106.73                0.00             5,563,000.00
          M-7                         0.00                0.00           5,168.77                0.00             4,046,000.00
          M-8                         0.00                0.00           6,460.32                0.00             5,057,000.00
          M-9                         0.00                0.00           7,751.87                0.00             3,880,133.57
          B-IO                        0.00                0.00          25,196.64                0.00            15,335,773.84
           P                          0.00                0.00               0.00                0.00                     0.00
          R-1                         0.00                0.00               0.00                0.00                     0.00
          R-X                         0.00                0.00               0.00                0.00                     0.00

Totals                                0.00                0.00         569,505.12                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
           A                  417,699,000.00       5.57000%            1000.00000000            1.08305555            0.00000000
          M-1                  26,295,000.00       6.07000%            1000.00000000            1.18027762            0.00000000
          M-2                  10,872,000.00       6.12000%            1000.00000000            1.19000000            0.00000000
          M-3                   6,321,000.00       6.42000%            1000.00000000            1.24833412            0.00000000
          M-4                   6,068,000.00       6.57000%            1000.00000000            1.27750000            0.00000000
          M-5                   4,551,000.00       6.57000%            1000.00000000            1.27749945            0.00000000
          M-6                   5,563,000.00       6.57000%            1000.00000000            1.27749955            0.00000000
          M-7                   4,046,000.00       6.57000%            1000.00000000            1.27750124            0.00000000
          M-8                   5,057,000.00       6.57000%            1000.00000000            1.27750049            0.00000000
          M-9                   6,068,000.00       6.57000%            1000.00000000            1.27750000            0.00000000
          B-IO                 13,148,746.57       0.00000%            1000.00000000            0.00000000            0.00000000
           P                          100.00       0.00000%            1000.00000000            0.00000000            0.00000000
          R-1                           0.00       0.00000%               0.00000000            0.00000000            0.00000000
          R-X                           0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
           A                    0.00000000            0.00000000           1.08305555            0.00000000           995.39527049
          M-1                   0.00000000            0.00000000           1.18027762            0.00000000          1000.00000000
          M-2                   0.00000000            0.00000000           1.19000000            0.00000000          1000.00000000
          M-3                   0.00000000            0.00000000           1.24833412            0.00000000          1000.00000000
          M-4                   0.00000000            0.00000000           1.27750000            0.00000000          1000.00000000
          M-5                   0.00000000            0.00000000           1.27749945            0.00000000          1000.00000000
          M-6                   0.00000000            0.00000000           1.27749955            0.00000000          1000.00000000
          M-7                   0.00000000            0.00000000           1.27750124            0.00000000          1000.00000000
          M-8                   0.00000000            0.00000000           1.27750049            0.00000000          1000.00000000
          M-9                   0.00000000            0.00000000           1.27750000            0.00000000           639.44191991
          B-IO                  0.00000000            0.00000000           1.91627695            0.00000000          1166.32971503
           P                    0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          R-1                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          R-X                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                3,927,615.79
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   890,785.42
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                      0.00
     Swap/Cap Payments                                                                                    25,196.64
Total Deposits                                                                                         4,843,597.85

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                           162,735.39
     Payment of Interest and Principal                                                                 4,680,862.46
Total Withdrawals (Pool Distribution Amount)                                                           4,843,597.85

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    158,408.98
Additional Servicing Fee - EMC Mortgage Corporation                                         316.90
Lender Paid Mortgage Insurance**                                                            216.84
Master Servicing Fee - Wells Fargo Bank, NA                                               3,792.67
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               162,735.39

*Servicer Payees include: BANK OF AMERICA, N.A.; COUNTRYWIDE HOME LOANS SERVICING LP; EMC MORTGAGE
CORPORATION; EVERHOME MORTGAGE COMPANY; GMAC MORTGAGE CORPORATION; HOMEBANC MORTGAGE CORPORATION;
HSBC MORTGAGE CORPORATION (USA); NATIONAL CITY MTG CO; PHH MORTGAGE CORPORATION; WELLS FARGO BANK,
N.A.

NOTE: **Lender Paid Mortgage Insurance Payees Include: General Electric and Radian Guaranty.


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                            Basis Risk Reserve Fund            5,000.00                0.00              0.00           5,000.00
                            Class P Reserve Account              100.00              100.00              0.00               0.00
                            Swap Collateral Account                0.00                0.00              0.00               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

                                      Swap Account*                              523,106.91        497,910.27          25,196.64

NOTE: *Bear Stearns Financial Products Inc., Swap Provider.


                                                          Collateral Statement

                                                                            Total
 Collateral Description                                         Mixed Fixed & Arm
 Weighted Average Coupon Rate                                            6.888895
 Weighted Average Net Rate                                               6.512991
 Weighted Average Pass-Through Rate                                      6.502724
 Weighted Average Remaining Term                                              332
 Principal And Interest Constant                                     3,241,060.77
 Beginning Loan Count                                                       2,307
 Loans Paid in Full                                                             7
 Ending Loan Count                                                          2,300
 Beginning Scheduled Balance                                       505,688,846.57
 Ending Scheduled Balance                                          503,764,516.50
 Actual Ending Collateral Balance                                  503,961,813.71
 Scheduled Principal                                                   483,569.42
 Unscheduled Principal                                               1,586,199.95
 Scheduled Interest                                                  2,903,030.65
 Servicing Fees                                                        158,408.98
 Master Servicing Fees                                                   3,792.67
 Trustee Fee                                                                 0.00
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                                 533.74
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        2,740,295.26
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                              0.00
 Prepayment Penalty Paid Count                                                  0
 Special Servicing Fee                                                       0.00



                            Additional Reporting - Deal Level



                                      Cash Reporting
Excess Spread                                                                2,187,866.43
Insurer Premium Amount                                                           8,121.93


                                 Informational Reporting
Interest Rate Cap                                                               6.500736%
Class A Interest Rate Cap                                                       6.481463%


                                 Miscellaneous Reporting
Deficiency Amount                                                                    0.00
Class A Limited By Interest Rate Cap?                                                  NO
Class M-1 Limited By Interest Rate Cap?                                                NO
Class M-2 Limited By Interest Rate Cap?                                                NO
Class M-3 Limited By Interest Rate Cap?                                                NO
Class M-4 Limited By Interest Rate Cap?                                                NO
Class M-5 Limited By Interest Rate Cap?                                                NO
Class M-6 Limited By Interest Rate Cap?                                                NO
Class M-7 Limited By Interest Rate Cap?                                                NO
Class M-8 Limited By Interest Rate Cap?                                                NO
Class M-9 Limited By Interest Rate Cap?                                                NO


                                   Structural Reporting
Three-Month Rolling Delinquency Average                                         5.676997%
Extra Principal Distribution Amount                                                  0.00
Overcollateralization Amount                                                15,335,773.84
Overcollateralization Release Amount                                               839.16
Overcollateralization Deficiency Amount                                              0.00
Specified Overcollateralization Amount                                      13,147,907.41


                                 Trigger Event Reporting
Has Stepdown Date Occured?                                                             NO
Delinquency Trigger
     Trigger Result                                                                  Fail
     Threshold Value                                                            3.510722%
     Calculated Value                                                           5.676997%
Cumulative Loss Trigger
     Trigger Result                                                                  Pass
     Threshold Value                                                            1.750000%
     Calculated Value                                                           0.000000%
Trigger Event
     Trigger Result                                                                   N/A


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      152                 0                    0                   0                    152
             39,431,956.23       0.00                 0.00                0.00                 39,431,956.23

60 Days      63                  2                    0                   0                    65
             27,909,502.58       202,332.77           0.00                0.00                 28,111,835.35

90 Days      2                   0                    0                   0                    2
             682,867.97          0.00                 0.00                0.00                 682,867.97

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    1                   0                    1
             0.00                0.00                 101,025.58          0.00                 101,025.58

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       217                 2                    1                   0                    220
             68,024,326.78       202,332.77           101,025.58          0.00                 68,327,685.13

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Scheduled Balance   Scheduled Balance    Scheduled Balance   Scheduled Balance    Scheduled Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      6.608696%           0.000000%            0.000000%           0.000000%            6.608696%
             7.827458%           0.000000%            0.000000%           0.000000%            7.827458%

60 Days      2.739130%           0.086957%            0.000000%           0.000000%            2.826087%
             5.540188%           0.040164%            0.000000%           0.000000%            5.580352%

90 Days      0.086957%           0.000000%            0.000000%           0.000000%            0.086957%
             0.135553%           0.000000%            0.000000%           0.000000%            0.135553%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.043478%           0.000000%            0.043478%
             0.000000%           0.000000%            0.020054%           0.000000%            0.020054%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       9.434783%           0.086957%            0.043478%           0.000000%            9.565217%
             13.503199%          0.040164%            0.020054%           0.000000%            13.563418%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     890,785.42






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan           Scheduled             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                          12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                      0                  Jun-06            0.000%
     Original Principal Balance             0.00                  Jul-06            0.000%
     Current Scheduled Balance              0.00                  Aug-06            0.000%
                                                                  Sep-06            0.000%
 Current Foreclosure Total                                        Oct-06            0.000%
     Loans in Foreclosure                      1                  Nov-06            0.000%
     Original Principal Balance       101,485.60                  Dec-06            0.000%
     Current Scheduled Balance        101,025.58                  Jan-07            0.000%
                                                                  Feb-07            0.000%
                                                                  Mar-07            0.000%
                                                                  Apr-07            0.000%
                                                                  May-07            0.020%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
       Summary              0003649613         May-2007        01-Oct-2006             WI              80.00        101,485.60


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan        Scheduled                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
       Summary               0003649613       101,025.58       01-Oct-2006              5          8.950%               711.80


              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                  Jun-06            0.000%
     Original Principal Balance             0.00                  Jul-06            0.000%
     Current Scheduled Balance              0.00                  Aug-06            0.000%
                                                                  Sep-06            0.000%
 Current Bankruptcy Total                                         Oct-06            0.000%
     Loans in Bankruptcy                       2                  Nov-06            0.000%
     Original Principal Balance       211,726.93                  Dec-06            0.000%
     Current Scheduled Balance        202,332.77                  Jan-07            0.000%
                                                                  Feb-07            0.000%
                                                                  Mar-07            0.000%
                                                                  Apr-07            0.000%
                                                                  May-07            0.040%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
        Summary               0003630993       May-2007    01-Jun-2003           IL              94.34        110,377.93
        Summary               0003631678       May-2007    01-Jun-2004           TX              93.84        101,349.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number          Scheduled           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
       Summary              0003630993         105,384.51    01-Jan-2007           2            7.750%            637.44
       Summary              0003631678          96,948.26    01-Jan-2007           2            5.625%            414.60

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum (Realized Losses) / Sum (Ending Actual Balance for loans that have experienced a loss).











                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                   7       1,549,195.49       1,529,894.05          0               0.00              0.00

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00        57,485.64


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
       Summary               0003665759            VA              79.71       01-Sep-2006        123,545.49        123,171.38
       Summary               0003669744            LA              80.00       01-Dec-2003        217,600.00        204,353.05
       Summary               0003669850            LA              83.19       01-Jun-2004         96,500.00         93,297.78
       Summary               0019223544            MD              80.00       01-Jan-2007        468,800.00        466,708.98
       Summary               0155599533            IL              80.00       01-Nov-2006        296,000.00        294,433.12
       Summary               0156929242            WA              41.71       01-Feb-2007         73,000.00         73,000.00
       Summary               0799460834            FL              75.00       01-Sep-2006        273,750.00        273,750.00


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
       Summary              0003665759       Loan Paid in Full           0              7.625%             360               8
       Summary              0003669744       Loan Paid in Full           0              6.125%             360              41
       Summary              0003669850       Loan Paid in Full           0              3.125%             367              35
       Summary              0019223544       Loan Paid in Full           0              6.625%             360               4
       Summary              0155599533       Loan Paid in Full           0              7.500%             360               6
       Summary              0156929242       Loan Paid in Full           0              6.500%             360               3
       Summary              0799460834       Loan Paid in Full           0              6.875%             360               8


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       0                  0.00                   0.00                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived


                                     No Prepayment Penalties this Period

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.314%       Current Month              3.702%        Current Month                  94.547%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007       3.702%           N/A                          May-2007      94.547%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 2.500             0                0.00            0.000
     2.500    2.999             1        1,468,810.66            0.292
     3.000    3.499             1           91,057.27            0.018
     3.500    3.999            34        8,542,790.68            1.696
     4.000    4.499            75       15,536,848.19            3.084
     4.500    4.999           160       37,600,954.79            7.464
     5.000    5.499           139       30,969,754.79            6.148
     5.500    5.999           190       36,605,020.48            7.266
     6.000    6.499           248       53,466,570.33           10.613
     6.500    6.999           366       84,049,194.81           16.684
     7.000    7.499           262       61,835,137.77           12.275
     7.500    7.999           335       76,590,011.65           15.204
     8.000    8.499           281       64,508,359.58           12.805
     8.500    8.999           103       19,474,378.65            3.866
     9.000    9.499            42        6,529,425.75            1.296
     9.500    9.999            27        3,516,174.67            0.698
    10.000   10.499            15        1,245,385.48            0.247
    10.500   10.999            14        1,168,982.68            0.232
    11.000   11.499             3          211,646.09            0.042
    11.500   11.999             1          127,589.65            0.025
    12.000   12.499             0                0.00            0.000
    12.500   12.999             2          182,434.35            0.036
    13.000   13.499             1           43,988.18            0.009
 >= 13.750                      0                0.00            0.000
              Total         2,300      503,764,516.50          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date
May 18, 2007.

Determination Date
With respect to any Distribution Date and Servicer, the date specified in the related Servicing Agreement.

Interest Determination Date
With respect to each Adjustable Rate Certificate, for the first Accrual Period, May 16, 2007, and with respect to any Accrual Period thereafter, the second LIBOR Business Day preceding the commencement of such Accrual Period.

LIBOR Business Day
Any day on which banks in the London, England and New York City, U.S.A. are open and conducting transactions in foreign currency and exchange.

One-Month LIBOR
With respect to any Accrual Period, the rate determined by the Securities Administrator on the related Interest
Determination Date on the basis of the rate for U.S. dollar deposits for one month that appears on Telerate Screen
Page 3750 as of 11:00 a.m. (London time) on such Interest Determination Date. If such rate does not appear on such page (or such other page as may replace that page on that service, or if such service is no longer offered, such other service for displaying One-Month LIBOR or comparable rates as may be reasonably selected by the Securities
Administrator), One-Month LIBOR for the applicable Accrual Period will be the Reference Bank Rate. If no such quotations can be obtained by the Securities Administrator and no Reference Bank Rate is available, One-Month
LIBOR will be One-Month LIBOR applicable to the preceding Accrual Period. The establishment of One-Month LIBOR on each Determination Date by the Securities Administrator and the Securities Administrator's calculation of the rate of interest applicable to the Certificates bearing interest based on One-Month LIBOR shall, in the absence of manifest error, be conclusive and binding.

Record Date
With respect to each Class of Certificates (except the Adjustable Rate Certificates) and (a) the first Distribution
Date, the Closing Date, and (b) with respect to any other Distribution Date, the close of business on the last
Business Day of the month preceding the month in which such Distribution Date occurs. With respect to the Adjustable
Rate Certificates and any Distribution Date, so long as such Certificates are Book-Entry Certificates, the Business
Day preceding such Distribution Date, and otherwise, the close of business on the last Business Day of the month preceding the month in which such Distribution Date occurs.

Servicer Remittance Date
With respect to each Mortgage Loan and related Servicer, the date set forth in the related Servicing Agreement, when the related Servicer is required to remit funds in the related Protected Account to the Master Servicer.

Servicing Agreement
Any servicing agreement set forth on Schedule I hereto, including the related Assumption Agreement.

Sub-Servicer
Any Person that (i) services Mortgage Loans on behalf of any Servicer or that is engaged by the Master Servicer or Securities Administrator, and (ii) is responsible for the performance (whether directly or through sub-servicers or Subcontractors) of a substantial portion of the material servicing functions required to be performed under this Agreement, any related Servicing Agreement or any sub-servicing agreement that are identified in Item 1122(d)
of Regulation AB.

Trustee
Citibank, N.A., a national banking association, not in its individual capacity, but solely in its capacity as trustee for the benefit of the Certificateholders under this Agreement, and any successor thereto, and any corporation or national banking association resulting from or surviving any consolidation or merger to which it or its successors may be a party and any successor trustee as may from time to time be serving as successor trustee hereunder.

Accrual Period
With respect to the Adjustable Rate Certificates and any Distribution Date, the period from and including the preceding Distribution Date (or, in the case of the first Distribution Date, from the Closing Date) to and including the day prior to the current Distribution Date. All calculations of interest on the Adjustable Rate Certificates
(including the Interest Rate Cap) will be made on the basis of the actual number of days elapsed in the related
Accrual Period and in a 360-day year.

Distribution Date
The 25th day of each calendar month after the initial issuance of the Certificates, or if such 25th day is not a Business Day, the next succeeding Business Day, commencing in May 2007.

